Cash and cash equivalents - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2015 EUR (€)
Cash and cash equivalents
Cash and cash equivalents		€ 1,151,211	€ 973,241	$ 320.5	€ 1,290,796	€ 340,314
Cash reported, operating activities	€ (142,466)	(147,030)	239,403
Cash reported, investing activities	(15,914)	(549)	(7,287)
Cash reported, financing activities	287,876	353,357	395,996
Net increase (decrease) in cash and cash equivalents	129,497	205,779	628,112
Proceeds from capital and share premium increases from exercise of warrants	7,657	5,288	4,261
foreign currency exchange rate differences	€ 10,089	(27,808)	4,816
Term deposits		713,446	515,632		733,537
Cash investments in highly liquid money market funds		149,711	99,977		199,243
Research and development incentive receivables		€ 75,783	€ 64,342		€ 84,646
Maturity period	3 months